DERIVATIVE LIABILITY (Tables)	6 Months Ended
Jun. 30, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Fair Value Assumptions Derivative Liability
For the six months ended June 30, 2012

Expected volatility	1036% - 110%
Expected term	2.00 - 2.17 Years
Risk-free interest rate	0.27% - 0.33%
Expected dividend yield	0%